Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments (Unrealized and realized gains and losses recognized in net income on equity securities ) (Details) - USD ($)
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments
Equity Securities	$ 5,417,000	$ 5,358,000
Summary of unrealized and realized gains and losses recognized in net income on equity securities
Net losses recognized during the period on equity securities	59,000	(721,000)	$ (123,000)
Unrealized gain on equity securities with readily determinable fair values	$ 59,000	$ (721,000)	$ (123,000)